Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
VAT	$ 797,822	$ 1,014,959
Income taxes	2,129,463	2,168,507
Dividend withholding	87,762	88,521
Other	12,570	1,240
Total	$ 3,027,617	$ 3,273,227